CVT
EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 6.6%
ANZ Group Holdings Ltd.	30,366	$ 763,561
APA Group	14,922	102,793
Aristocrat Leisure Ltd.	5,770	183,401
ASX Ltd.	2,061	74,778
BHP Group Ltd.	51,894	1,877,656
Brambles Ltd.	14,426	226,406
CAR Group Ltd.	4,024	64,237
Cochlear Ltd.	672	79,075
Coles Group Ltd.	13,965	211,776
Commonwealth Bank of Australia(1)	17,069	1,998,895
Computershare Ltd.	5,081	100,210
CSL Ltd.	4,959	487,068
Evolution Mining Ltd.	21,522	193,799
Fortescue Ltd.(1)	17,332	247,667
Goodman Group(1)	21,380	383,846
Insurance Australia Group Ltd.	24,614	124,952
Lottery Corp. Ltd.	24,448	91,302
Lynas Rare Earths Ltd.(1)(2)	9,062	123,039
Macquarie Group Ltd.	3,727	529,446
Medibank Pvt Ltd.	26,808	81,115
National Australia Bank Ltd.	30,967	895,741
Northern Star Resources Ltd.	14,300	207,876
Origin Energy Ltd.	16,389	141,030
Pro Medicus Ltd.(1)	578	47,637
Qantas Airways Ltd.	7,283	42,782
QBE Insurance Group Ltd.	15,319	226,059
REA Group Ltd.(1)	489	53,574
Rio Tinto Ltd.	3,904	443,547
Santos Ltd.	34,951	191,306
Scentre Group	56,124	129,497
SGH Ltd.(1)	2,189	62,279
Sigma Healthcare Ltd.(1)	57,011	105,354
Sonic Healthcare Ltd.	4,238	60,217
South32 Ltd.	45,316	137,217
Stockland	23,794	71,425
Suncorp Group Ltd.	11,086	124,415
Telstra Group Ltd.	39,494	145,796
Transurban Group	31,835	310,545
Vicinity Ltd.	36,142	58,962
Washington H Soul Pattinson & Co. Ltd.(1)	3,709	104,234
Wesfarmers Ltd.	11,634	593,985
Westpac Banking Corp.(1)	34,601	956,208
WiseTech Global Ltd.	1,890	50,993
Woodside Energy Group Ltd.	19,780	469,528
Woolworths Group Ltd.	12,739	321,688
		$13,896,917
Austria — 0.3%
BAWAG Group AG(3)	826	$125,575
Security	Shares	Value
Austria (continued)
Erste Group Bank AG	3,232	$ 349,137
OMV AG	1,381	101,034
Raiffeisen Bank International AG	1,316	56,360
Verbund AG	639	48,832
		$ 680,938
Belgium — 0.9%
Ageas SA	1,395	$ 102,690
Anheuser-Busch InBev SA	10,225	707,428
D'ieteren Group	195	36,105
Elia Group SA(2)	476	73,113
Financiere de Tubize SA	200	49,613
Groupe Bruxelles Lambert NV	804	73,135
KBC Group NV	2,325	284,561
Lotus Bakeries NV(1)	4	45,163
Sofina SA(1)	165	40,066
Syensqo SA(1)	796	46,401
UCB SA	1,262	380,237
		$1,838,512
Denmark — 1.6%
AP Moller - Maersk AS, Class A	33	$80,801
AP Moller - Maersk AS, Class B	41	102,413
Carlsberg AS, Class B	892	111,365
Coloplast AS, Class B	1,201	81,811
Danske Bank AS	6,990	344,485
Demant AS(2)	798	24,182
DSV AS	2,048	494,609
Genmab AS(2)	648	174,520
Novo Nordisk AS, Class B	33,129	1,212,338
Novonesis (Novozymes), Class B	3,422	203,305
Orsted AS(2)(3)	5,250	130,195
Pandora AS	768	54,892
Rockwool AS, Class B	1,100	30,552
Tryg AS	3,630	86,700
Vestas Wind Systems AS	10,308	311,002
		$3,443,170
Finland — 1.2%
Elisa OYJ	1,545	$75,258
Fortum OYJ(1)	4,229	108,147
Kesko OYJ, Class B	3,019	67,047
Kone OYJ, Class B	3,508	223,953
Metso OYJ	6,633	114,952
Neste OYJ	4,680	152,088
Nokia OYJ	54,701	438,812
Nordea Bank Abp(1)	32,087	552,511
Orion OYJ, Class B(1)	1,126	91,011
Sampo OYJ, Class A	23,695	253,307
Stora Enso OYJ, Class R(1)	5,297	62,202
UPM-Kymmene OYJ(1)	5,460	170,897

CVT
EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	5,320	$ 198,159
		$ 2,508,344
France — 9.4%
Accor SA	2,043	$ 97,989
Aeroports de Paris SA	337	41,170
Air Liquide SA	5,912	1,222,002
Alstom SA(2)	3,247	92,858
Amundi SA(3)	658	56,547
ArcelorMittal SA	4,167	216,107
AXA SA	16,969	779,752
Ayvens SA(3)	4,127	48,658
BioMerieux	451	48,182
BNP Paribas SA	10,149	966,831
Bollore SE	7,510	42,942
Bouygues SA	1,786	103,511
Bureau Veritas SA	3,639	108,920
Capgemini SE	1,618	190,921
Carrefour SA	6,326	117,131
Cie de Saint-Gobain SA	4,518	374,065
Cie Generale des Etablissements Michelin SCA	6,867	235,256
Covivio SA	674	40,281
Credit Agricole SA	10,381	193,754
Danone SA	6,558	524,031
Dassault Aviation SA	172	64,019
Dassault Systemes SE	6,692	135,474
Eiffage SA	632	96,928
Engie SA	18,607	599,656
EssilorLuxottica SA	3,049	710,494
Eurofins Scientific SE	1,314	95,881
Gecina SA	515	40,634
Getlink SE	3,394	73,239
Hermes International SCA	321	608,087
Ipsen SA	441	82,416
Kering SA	756	229,570
Klepierre SA	1,988	74,634
Legrand SA	2,645	410,913
L'Oreal SA	2,437	995,004
LVMH Moet Hennessy Louis Vuitton SE	2,531	1,383,569
Orange SA	19,008	389,722
Pernod Ricard SA	2,097	155,937
Publicis Groupe SA	2,408	199,309
Renault SA	1,830	62,740
Rexel SA	2,207	87,455
Safran SA	3,608	1,180,644
Sanofi SA	11,187	1,080,326
Sartorius Stedim Biotech	309	60,181
Schneider Electric SE	5,586	1,521,524
Societe Generale SA	7,054	515,061
Sodexo SA	946	48,560
Thales SA	980	287,380
Security	Shares	Value
France (continued)
TotalEnergies SE	20,240	$ 1,857,508
Unibail-Rodamco-Westfield(2)	1,190	131,287
Veolia Environnement SA	6,654	253,424
Vinci SA	5,104	766,106
		$ 19,698,590
Germany — 9.0%
adidas AG	1,738	$ 281,307
Allianz SE	3,899	1,646,620
BASF SE	8,937	550,433
Bayer AG	9,886	457,506
Bayerische Motoren Werke AG	2,936	271,600
Bayerische Motoren Werke AG, PFC Shares	482	44,369
Beiersdorf AG	955	85,842
Brenntag SE	1,250	84,673
Commerzbank AG	7,571	276,185
Continental AG	985	68,760
CTS Eventim AG & Co. KGaA	614	35,962
Daimler Truck Holding AG	4,735	233,179
Delivery Hero SE(2)(3)	1,934	35,936
Deutsche Bank AG	18,424	548,300
Deutsche Boerse AG	1,915	560,990
Deutsche Lufthansa AG	6,708	57,124
Deutsche Post AG	9,335	492,019
Deutsche Telekom AG	37,329	1,393,240
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	1,223	55,713
E.ON SE	23,274	509,735
Evonik Industries AG	2,403	47,153
Fresenius Medical Care AG	2,244	101,693
Fresenius SE & Co. KGaA	4,140	214,848
GEA Group AG	1,538	110,302
Hannover Rueck SE	636	199,959
Heidelberg Materials AG	1,347	284,266
Henkel AG & Co. KGaA	1,137	81,671
Henkel AG & Co. KGaA, PFC Shares	1,561	120,586
Hensoldt AG	705	62,569
HOCHTIEF AG	155	70,505
Infineon Technologies AG	13,378	606,908
Knorr-Bremse AG	784	89,573
LEG Immobilien SE	696	45,464
Mercedes-Benz Group AG	7,215	443,455
Merck KGaA	1,359	172,666
MTU Aero Engines AG	564	205,758
Muenchener Rueckversicherungs-Gesellschaft AG	1,350	852,581
Nemetschek SE	611	45,739
Porsche Automobil Holding SE, PFC Shares	1,673	61,261
Qiagen NV	1,980	80,209
Rational AG	58	42,552
Rheinmetall AG	468	789,416
RWE AG	6,483	436,168
SAP SE	10,631	1,812,400

CVT
EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Sartorius AG, PFC Shares	237	$ 59,301
Scout24 SE(3)	674	52,005
Siemens AG	7,736	1,884,754
Siemens Energy AG	7,899	1,362,178
Siemens Healthineers AG(3)	3,282	140,030
Symrise AG	1,363	116,389
Talanx AG	726	90,087
Volkswagen AG, PFC Shares	2,112	216,042
Vonovia SE	7,413	185,417
Zalando SE(2)(3)	2,244	54,823
		$18,828,221
Hong Kong — 2.0%
AIA Group Ltd.	107,766	$1,197,423
BOC Hong Kong Holdings Ltd.	38,456	212,162
CK Asset Holdings Ltd.	20,209	115,632
CK Hutchison Holdings Ltd.	28,347	217,592
CK Infrastructure Holdings Ltd.	5,604	44,940
CLP Holdings Ltd.	16,122	151,787
Futu Holdings Ltd. ADR(2)	591	80,825
Galaxy Entertainment Group Ltd.	21,913	99,044
Henderson Land Development Co. Ltd.(1)	16,806	62,438
HKT Trust & HKT Ltd.	32,020	50,037
Hong Kong & China Gas Co. Ltd.	117,675	107,043
Hong Kong Exchanges & Clearing Ltd.	12,206	615,768
Hongkong Land Holdings Ltd.	9,794	76,324
Jardine Matheson Holdings Ltd.	1,519	109,191
Link REIT	25,289	117,210
MTR Corp. Ltd.(1)	16,981	69,588
Power Assets Holdings Ltd.	13,542	105,654
Sands China Ltd.	26,283	56,018
Sino Land Co. Ltd.	43,433	63,744
SITC International Holdings Co. Ltd.	15,000	65,678
Sun Hung Kai Properties Ltd.	15,152	252,293
Swire Pacific Ltd., Class A	3,037	33,194
Techtronic Industries Co. Ltd.	15,525	206,175
WH Group Ltd.(3)	85,233	112,033
Wharf Holdings Ltd.(1)	11,000	30,464
Wharf Real Estate Investment Co. Ltd.	19,118	55,636
		$4,307,893
Ireland — 0.5%
AIB Group PLC	21,982	$234,660
Bank of Ireland Group PLC	9,099	165,085
Experian PLC	9,150	316,540
Kerry Group PLC, Class A	1,601	127,471
Kingspan Group PLC	1,524	130,317
		$974,073
Israel — 1.1%
Azrieli Group Ltd.	503	$67,474
Security	Shares	Value
Israel (continued)
Bank Hapoalim BM	12,915	$ 303,309
Bank Leumi Le-Israel BM	15,140	338,573
Check Point Software Technologies Ltd.(2)	835	119,280
CyberArk Software Ltd.(2)	488	21,960
Elbit Systems Ltd.	291	245,345
ICL Group Ltd.	6,496	33,527
Israel Discount Bank Ltd., Class A	13,126	132,543
Mizrahi Tefahot Bank Ltd.	1,662	121,453
Monday.com Ltd.(2)	414	28,612
Nice Ltd.(2)	658	72,649
Nova Ltd.(2)	321	141,756
Phoenix Financial Ltd.	2,444	130,495
Teva Pharmaceutical Industries Ltd. ADR(2)	11,884	357,946
Tower Semiconductor Ltd.(2)	1,197	211,720
		$2,326,642
Italy — 3.3%
Banca Mediolanum SpA	2,169	$43,947
Banca Monte dei Paschi di Siena SpA	20,659	180,261
Banco BPM SpA	11,789	163,991
BPER Banca SpA	15,204	199,252
Buzzi SpA	771	38,979
Davide Campari-Milano NV	4,861	34,730
Enel SpA	83,927	917,560
Eni SpA(1)	21,035	598,105
Ferrari NV	1,309	444,149
FinecoBank Banca Fineco SpA	6,262	139,321
Generali	8,909	358,423
Intesa Sanpaolo SpA	143,531	868,059
Italgas SpA	6,718	78,258
Leonardo SpA	4,167	283,437
Moncler SpA	2,365	142,393
Poste Italiane SpA(3)	4,916	115,716
Prysmian SpA	2,794	329,946
Recordati Industria Chimica e Farmaceutica SpA	1,001	57,316
Ryanair Holdings PLC	8,245	232,112
Snam SpA	21,840	165,447
Telecom Italia SpA(2)	118,128	82,938
Telecom Italia SpA(2)	85,869	70,918
Tenaris SA	3,454	100,968
Terna - Rete Elettrica Nazionale	14,997	171,527
UniCredit SpA	14,272	1,023,927
Unipol Assicurazioni SpA	3,742	86,927
		$6,928,607
Japan — 22.7%
Advantest Corp.	7,900	$1,090,252
Aeon Co. Ltd.	21,944	262,361
AGC, Inc.	2,056	72,839
Aisin Corp.	5,356	75,456
Ajinomoto Co., Inc.	9,098	257,212

CVT
EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
ANA Holdings, Inc.	1,383	$ 24,768
Asahi Group Holdings Ltd.	16,045	160,203
Asahi Kasei Corp.	12,670	123,969
Asics Corp.(1)	7,100	190,884
Astellas Pharma, Inc.	17,901	291,819
Bandai Namco Holdings, Inc.	5,911	145,827
Bridgestone Corp.	11,168	232,722
Canon, Inc.(1)	9,100	252,501
Capcom Co. Ltd.	3,500	73,962
Central Japan Railway Co.	7,895	205,279
Chiba Bank Ltd.	5,941	76,904
Chubu Electric Power Co., Inc.	6,569	108,302
Chugai Pharmaceutical Co. Ltd.	6,846	377,546
Dai Nippon Printing Co. Ltd.	3,810	69,418
Daifuku Co. Ltd.(1)	3,300	116,520
Dai-ichi Life Holdings, Inc.	35,552	327,860
Daiichi Sankyo Co. Ltd.	18,000	322,032
Daikin Industries Ltd.	2,758	330,813
Daito Trust Construction Co. Ltd.	2,580	60,460
Daiwa House Industry Co. Ltd.	5,932	186,104
Daiwa Securities Group, Inc.	14,525	137,630
Denso Corp.	18,136	227,391
Disco Corp.	900	366,825
East Japan Railway Co.	9,850	225,284
Ebara Corp.	4,600	130,217
Eisai Co. Ltd.	2,451	76,733
ENEOS Holdings, Inc.	27,038	243,616
FANUC Corp.	9,410	328,004
Fast Retailing Co. Ltd.	1,900	750,702
Fuji Electric Co. Ltd.	1,341	93,940
FUJIFILM Holdings Corp.	10,981	209,250
Fujikura Ltd.	15,600	429,032
Fujitsu Ltd.	17,620	360,341
Hankyu Hanshin Holdings, Inc.	2,362	68,297
Hikari Tsushin, Inc.	219	55,716
Hitachi Ltd.	46,720	1,370,554
Honda Motor Co. Ltd.	38,803	314,055
HOYA Corp.	3,423	593,412
Hulic Co. Ltd.	5,240	61,080
Ibiden Co. Ltd.	2,500	125,101
Idemitsu Kosan Co. Ltd.	8,420	82,663
IHI Corp.	10,800	222,836
INPEX Corp.	9,191	271,865
Isuzu Motors Ltd.	5,255	75,676
ITOCHU Corp.	60,240	766,282
Japan Airlines Co. Ltd.	1,320	21,551
Japan Exchange Group, Inc.	9,436	110,193
Japan Post Bank Co. Ltd.	18,600	303,370
Japan Post Holdings Co. Ltd.	18,500	213,609
Japan Post Insurance Co. Ltd.	5,400	54,462
Japan Tobacco, Inc.	12,234	469,344
Security	Shares	Value
Japan (continued)
JFE Holdings, Inc.	5,225	$ 61,170
JX Advanced Metals Corp.	5,600	124,117
Kajima Corp.	4,381	167,129
Kansai Electric Power Co., Inc.	9,178	152,594
Kao Corp.	4,501	175,895
Kawasaki Heavy Industries Ltd.	8,000	150,457
Kawasaki Kisen Kaisha Ltd.	3,600	60,806
KDDI Corp.	29,334	499,462
Keyence Corp.	1,960	697,578
Kikkoman Corp.	6,005	54,518
Kioxia Holdings Corp.(2)	2,000	261,200
Kirin Holdings Co. Ltd.	7,426	118,119
Komatsu Ltd.	9,546	380,127
Konami Group Corp.	951	117,190
Kubota Corp.	9,811	157,223
Kyocera Corp.	13,592	208,413
Kyowa Kirin Co. Ltd.(1)	2,344	38,362
Lasertec Corp.	800	178,059
LY Corp.	26,217	63,213
M3, Inc.	4,758	48,838
Makita Corp.	2,248	73,884
Marubeni Corp.	14,133	517,013
MatsukiyoCocokara & Co.	2,900	46,320
MINEBEA MITSUMI, Inc.	3,659	60,758
Mitsubishi Chemical Group Corp.	13,622	79,636
Mitsubishi Corp.	33,170	1,137,929
Mitsubishi Electric Corp.	19,660	643,021
Mitsubishi Estate Co. Ltd.	10,968	304,433
Mitsubishi HC Capital, Inc.	8,466	75,966
Mitsubishi Heavy Industries Ltd.	33,040	907,829
Mitsubishi UFJ Financial Group, Inc.(4)	115,376	1,953,768
Mitsui & Co. Ltd.	25,250	975,979
Mitsui Fudosan Co. Ltd.	27,293	290,955
Mitsui OSK Lines Ltd.	3,600	149,619
Mizuho Financial Group, Inc.	25,500	1,032,336
MonotaRO Co. Ltd.	2,800	30,351
MS&AD Insurance Group Holdings, Inc.	13,484	351,873
Murata Manufacturing Co. Ltd.	17,042	382,375
NEC Corp.	12,975	322,858
Nexon Co. Ltd.	4,150	78,172
Nidec Corp.	7,756	98,487
Nintendo Co. Ltd.	11,110	634,221
Nippon Building Fund, Inc.	82	68,854
Nippon Paint Holdings Co. Ltd.	8,390	52,610
Nippon Sanso Holdings Corp.	1,924	68,222
Nippon Steel Corp.	48,875	180,229
Nippon Yusen KK	4,300	157,959
Nissan Motor Co. Ltd.(2)	20,243	43,874
Nitori Holdings Co. Ltd.	3,580	56,877
Nitto Denko Corp.	7,250	145,031
Nomura Holdings, Inc.	30,457	239,819

CVT
EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	4,000	$ 109,471
NTT, Inc.	315,000	315,147
Obayashi Corp.	6,520	157,917
Obic Co. Ltd.	3,200	77,705
Olympus Corp.	12,276	116,957
Oracle Corp. Japan	389	21,178
Oriental Land Co. Ltd.	10,720	182,452
ORIX Corp.	11,602	344,247
Osaka Gas Co. Ltd.	3,623	146,748
Otsuka Corp.	2,328	44,569
Otsuka Holdings Co. Ltd.	4,552	323,059
Pan Pacific International Holdings Corp.	20,880	127,373
Panasonic Holdings Corp.	23,947	401,624
Rakuten Group, Inc.(2)	15,600	72,923
Recruit Holdings Co. Ltd.	14,557	634,248
Renesas Electronics Corp.	18,600	265,928
Resona Holdings, Inc.	21,411	244,251
Ryohin Keikaku Co. Ltd.(1)	5,000	106,698
Sanrio Co. Ltd.	8,500	52,847
SBI Holdings, Inc.	5,750	106,469
SCREEN Holdings Co. Ltd.	1,800	107,238
SECOM Co. Ltd.	4,196	159,829
Seibu Holdings, Inc.	2,100	58,671
Sekisui Chemical Co. Ltd.	3,864	64,871
Sekisui House Ltd.	5,650	126,600
Seven & i Holdings Co. Ltd.	21,378	287,526
Shimadzu Corp.	2,414	57,364
Shimano, Inc.	750	78,302
Shimizu Corp.	5,400	96,882
Shin-Etsu Chemical Co. Ltd.	17,425	709,525
Shionogi & Co. Ltd.	7,763	171,725
Shiseido Co. Ltd.	3,774	77,104
SMC Corp.	579	227,720
SoftBank Corp.	294,800	394,479
SoftBank Group Corp.	37,636	916,427
Sompo Holdings, Inc.	8,797	342,452
Sony Financial Group, Inc.	61,300	56,154
Sony Group Corp.	63,200	1,317,260
Subaru Corp.	6,128	98,731
Sumitomo Corp.	10,925	408,803
Sumitomo Electric Industries Ltd.	7,390	419,900
Sumitomo Metal Mining Co. Ltd.	2,420	140,852
Sumitomo Mitsui Financial Group, Inc.	37,191	1,222,852
Sumitomo Mitsui Trust Group, Inc.	6,264	199,550
Sumitomo Realty & Development Co. Ltd.	6,136	174,114
Suntory Beverage & Food Ltd.	1,117	31,544
Suzuki Motor Corp.	15,712	191,509
Sysmex Corp.	4,579	39,933
T&D Holdings, Inc.	4,606	117,981
Taisei Corp.	1,549	160,479
Takeda Pharmaceutical Co. Ltd.	16,024	590,130
Security	Shares	Value
Japan (continued)
TDK Corp.	19,925	$ 258,831
Terumo Corp.	13,336	179,166
TIS, Inc.	1,900	40,625
Toho Co. Ltd.	5,780	60,509
Tokio Marine Holdings, Inc.	18,500	868,407
Tokyo Electron Ltd.	4,537	1,127,222
Tokyo Gas Co. Ltd.	3,362	158,337
Tokyu Corp.	4,284	50,569
TOPPAN Holdings, Inc.	2,074	54,701
Toray Industries, Inc.	14,362	102,295
Toyota Industries Corp.(2)	1,561	201,868
Toyota Motor Corp.	96,750	2,011,174
Toyota Tsusho Corp.	7,095	274,979
Tsuruha Holdings, Inc.	1,800	28,245
Unicharm Corp.(1)	9,942	58,559
West Japan Railway Co.	4,356	86,251
Yamaha Motor Co. Ltd.	8,662	62,578
Yokogawa Electric Corp.	2,228	68,854
Yokohama Financial Group, Inc.	10,731	95,787
Zensho Holdings Co. Ltd.	900	52,544
ZOZO, Inc.	4,221	29,559
		$47,840,150
Netherlands — 6.1%
ABN AMRO Bank NV(3)	6,003	$190,300
Adyen NV(2)(3)	256	256,218
Aegon Ltd.	12,239	89,507
AerCap Holdings NV	1,636	224,427
Airbus SE	6,029	1,139,920
Akzo Nobel NV	1,606	92,321
Argenx SE(2)	621	450,684
ASM International NV	467	353,964
ASML Holding NV	3,952	5,255,196
ASR Nederland NV	1,436	98,864
BE Semiconductor Industries NV	790	169,213
CSG NV(2)	2,079	56,086
CVC Capital Partners PLC(1)(3)	2,016	26,319
Euronext NV(3)	853	136,976
EXOR NV	907	69,429
Ferrovial SE	5,180	336,992
Heineken Holding NV	1,359	96,715
Heineken NV	2,994	230,293
ING Groep NV, Series N	29,633	769,174
Koninklijke Ahold Delhaize NV	8,898	415,367
Koninklijke KPN NV	40,728	227,003
Koninklijke Philips NV	7,574	207,166
Magnum Ice Cream Co. NV(2)	5,246	77,120
Nebius Group NV(1)(2)	2,122	220,179
NN Group NV	2,828	220,855
Prosus NV	13,363	618,647
Randstad NV(1)	975	25,447

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EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Stellantis NV	20,906	$ 151,100
STMicroelectronics NV	6,583	224,010
Universal Music Group NV	11,270	218,760
Wolters Kluwer NV	2,357	176,040
		$ 12,824,292
New Zealand — 0.2%
Auckland International Airport Ltd.	15,160	$ 69,476
Contact Energy Ltd.(1)	9,048	48,112
Fisher & Paykel Healthcare Corp. Ltd.	6,048	131,142
Infratil Ltd.(1)	8,707	58,710
Meridian Energy Ltd.	13,690	43,823
Xero Ltd.(2)	1,677	88,629
		$439,892
Norway — 0.8%
Aker BP ASA	3,525	$130,316
DNB Bank ASA	8,912	278,844
Equinor ASA	8,012	341,346
Gjensidige Forsikring ASA	2,315	60,557
Kongsberg Gruppen ASA	4,370	186,508
Mowi ASA	5,264	119,723
Norsk Hydro ASA	14,258	151,968
Orkla ASA	7,952	100,073
Salmar ASA	718	42,038
Telenor ASA	6,263	110,502
Yara International ASA	1,895	110,771
		$1,632,646
Poland — 0.0%†
InPost SA(2)	2,062	$36,506
		$36,506
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	69,514	$67,704
EDP SA	30,935	163,699
Galp Energia SGPS SA	4,520	108,379
Jeronimo Martins SGPS SA	2,498	59,730
		$399,512
Singapore — 1.7%
CapitaLand Ascendas REIT	42,731	$82,469
CapitaLand Integrated Commercial Trust	57,038	102,284
CapitaLand Investment Ltd.	21,648	46,080
DBS Group Holdings Ltd.	21,642	963,072
Grab Holdings Ltd., Class A(2)	23,962	87,701
Keppel Ltd.	15,528	143,047
Oversea-Chinese Banking Corp. Ltd.	34,136	584,673
Sea Ltd. ADR(2)	4,084	338,196
Sembcorp Industries Ltd.	8,600	44,661
Singapore Airlines Ltd.	17,500	90,242
Singapore Exchange Ltd.	8,700	132,720
Security	Shares	Value
Singapore (continued)
Singapore Technologies Engineering Ltd.	16,918	$ 143,587
Singapore Telecommunications Ltd.	78,391	301,838
United Overseas Bank Ltd.	12,714	363,948
Wilmar International Ltd.	21,300	63,993
Yangzijiang Shipbuilding Holdings Ltd.	24,500	72,774
		$ 3,561,285
Spain — 3.7%
Acciona SA(1)	293	$ 77,048
ACS Actividades de Construccion y Servicios SA	1,851	225,739
Aena SME SA(3)	7,868	232,778
Amadeus IT Group SA	4,563	260,916
Banco Bilbao Vizcaya Argentaria SA	57,928	1,251,219
Banco de Sabadell SA	50,934	182,460
Banco Santander SA	149,051	1,670,969
Bankinter SA	6,538	103,545
CaixaBank SA	39,739	476,377
Cellnex Telecom SA(2)(3)	4,980	160,131
EDP Renovaveis SA	2,883	46,208
Endesa SA	3,415	142,726
Grifols SA(1)	2,499	26,145
Iberdrola SA	65,410	1,497,506
Indra Sistemas SA(1)	922	51,531
Industria de Diseno Textil SA	11,076	644,721
International Consolidated Airlines Group SA	12,053	57,207
Mapfre SA	9,242	41,187
Naturgy Energy Group SA	2,780	83,457
Redeia Corp. SA	4,315	73,141
Repsol SA	11,917	335,445
Telefonica SA	35,743	156,395
		$7,796,851
Sweden — 3.6%
AddTech AB, Class B	2,567	$88,086
Alfa Laval AB	2,930	160,271
Assa Abloy AB, Class B	10,367	374,745
Atlas Copco AB, Class A	27,129	478,741
Atlas Copco AB, Class B	16,961	265,139
Beijer Ref AB	3,714	51,488
Boliden AB(2)	3,020	158,314
Epiroc AB, Class A	6,477	159,443
Epiroc AB, Class B	4,250	91,042
EQT AB(1)	4,941	153,308
Essity AB, Class B(1)	6,496	167,420
Evolution AB(3)	1,349	84,783
Fastighets AB Balder, Class B(2)	7,420	43,456
H & M Hennes & Mauritz AB, Class B(1)	4,492	84,040
Hexagon AB, Class B	22,120	215,274
Holmen AB, Class B	733	26,285
Industrivarden AB, Class A	1,204	59,967
Industrivarden AB, Class C	1,491	73,907

CVT
EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Indutrade AB	2,678	$ 61,403
Investment AB Latour, Class B	1,245	26,839
Investor AB, Class B(1)	18,773	711,022
L E Lundbergforetagen AB, Class B	593	33,714
Lifco AB, Class B	2,385	72,152
Nibe Industrier AB, Class B(1)	15,526	64,874
Saab AB, Class B	3,335	218,275
Sagax AB, Class B	1,940	35,798
Sandvik AB	10,968	421,630
Securitas AB, Class B	5,049	84,560
Skandinaviska Enskilda Banken AB, Class A	15,329	283,263
Skanska AB, Class B	3,642	98,513
SKF AB, Class B	3,034	73,137
Spotify Technology SA(2)	1,586	769,067
Svenska Cellulosa AB SCA, Class B(1)	5,434	63,004
Svenska Handelsbanken AB, Class A(1)	14,625	192,812
Swedbank AB, Class A(1)	8,692	296,254
Swedish Orphan Biovitrum AB(2)	1,899	79,588
Tele2 AB, Class B	6,122	126,710
Telefonaktiebolaget LM Ericsson, Class B	29,441	335,634
Telia Co. AB	26,167	134,061
Trelleborg AB, Class B	2,050	76,669
Volvo AB, Class B	16,501	542,541
		$7,537,229
Switzerland — 9.7%
ABB Ltd.	15,868	$1,290,194
Alcon AG	5,077	383,771
Avolta AG	817	48,984
Banque Cantonale Vaudoise	289	47,004
Barry Callebaut AG(1)	42	73,861
Belimo Holding AG	104	84,463
BKW AG	204	40,221
Chocoladefabriken Lindt & Spruengli AG	1	143,132
Chocoladefabriken Lindt & Spruengli AG PC	10	140,420
Cie Financiere Richemont SA, Class A	5,517	974,115
Coca-Cola HBC AG	2,394	134,852
DSM-Firmenich AG	1,744	124,738
EMS-Chemie Holding AG(1)	68	53,468
Galderma Group AG	1,933	379,900
Geberit AG	350	236,260
Givaudan SA	97	328,006
Glencore PLC(2)	102,562	776,792
Helvetia Baloise Holding AG	779	201,613
Holcim AG	5,206	430,338
Julius Baer Group Ltd.	2,077	152,772
Kuehne & Nagel International AG(1)	478	109,464
Logitech International SA	1,464	135,954
Lonza Group AG	702	450,346
Nestle SA	26,294	2,579,205
Novartis AG	19,332	2,967,352
Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	222	$ 239,280
Roche Holding AG(5)	315	130,524
Roche Holding AG(5)	7,155	2,855,495
Sandoz Group AG	4,241	332,286
Schindler Holding AG PC(5)	400	131,757
Schindler Holding AG PC(5)	255	80,313
SGS SA	1,624	171,152
Sika AG	1,522	251,919
Sonova Holding AG	494	112,639
Straumann Holding AG	1,188	124,292
Swatch Group AG	269	59,385
Swiss Life Holding AG	296	322,407
Swiss Prime Site AG	822	139,179
Swiss Re AG	3,031	509,139
Swisscom AG	274	229,931
UBS Group AG	32,382	1,262,684
VAT Group AG(3)	288	179,666
Zurich Insurance Group AG	1,502	1,061,641
		$20,480,914
United Kingdom — 14.5%
3i Group PLC	10,194	$332,233
Admiral Group PLC	2,889	120,835
Airtel Africa PLC(3)	10,737	49,512
Anglo American PLC	11,314	485,773
Antofagasta PLC	4,197	188,212
Associated British Foods PLC(1)	2,930	73,345
AstraZeneca PLC	15,771	3,083,860
Autotrader Group PLC(3)	8,693	54,410
Aviva PLC	30,901	247,992
BAE Systems PLC	30,956	907,584
Barclays PLC	142,151	743,945
Barratt Redrow PLC	14,041	48,836
BP PLC	159,933	1,251,764
British American Tobacco PLC	22,316	1,295,640
BT Group PLC	60,412	169,309
Bunzl PLC	3,243	97,632
Centrica PLC	46,635	132,044
Coca-Cola Europacific Partners PLC	2,016	182,791
Compass Group PLC	17,338	483,746
Diageo PLC	22,650	421,227
Endeavour Mining PLC	1,932	116,403
Entain PLC	5,560	41,769
Fresnillo PLC	2,041	90,469
GSK PLC	41,425	1,141,071
Haleon PLC	91,777	454,204
Halma PLC	3,664	186,977
HSBC Holdings PLC	174,625	2,867,794
Imperial Brands PLC	7,656	310,434
Informa PLC	13,820	138,804
InterContinental Hotels Group PLC	1,541	203,219

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EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Intertek Group PLC	1,614	$ 78,536
J Sainsbury PLC	17,242	77,626
JD Sports Fashion PLC	24,647	23,377
Kingfisher PLC	15,641	59,472
Land Securities Group PLC	7,815	57,645
Legal & General Group PLC	55,607	182,743
Lloyds Banking Group PLC	604,866	749,691
London Stock Exchange Group PLC	4,714	556,666
M&G PLC	24,755	89,921
Marks & Spencer Group PLC	19,449	87,632
Melrose Industries PLC	11,981	81,186
National Grid PLC	50,792	857,374
NatWest Group PLC	81,276	602,088
Next PLC	1,230	207,807
Pearson PLC	5,942	78,339
Prudential PLC	25,493	354,432
Reckitt Benckiser Group PLC	6,619	445,064
RELX PLC	18,410	603,155
Rentokil Initial PLC	27,169	168,609
Rio Tinto PLC	11,491	1,066,062
Rolls-Royce Holdings PLC	85,016	1,291,599
Sage Group PLC	9,333	104,580
Schroders PLC	7,870	60,595
Segro PLC	13,988	119,913
Severn Trent PLC	3,001	123,082
Shell PLC	58,384	2,704,058
Smith & Nephew PLC	8,642	136,924
Smiths Group PLC	3,326	101,497
Spirax Group PLC	716	64,235
SSE PLC	12,064	417,036
Standard Chartered PLC	19,909	414,901
Standard Life PLC	7,802	70,659
Sunbelt Rentals Holdings, Inc.	4,186	267,030
Tesco PLC	65,254	410,123
Unilever PLC	22,224	1,220,084
United Utilities Group PLC	6,627	115,549
Verisure PLC(2)	3,260	33,841
Vodafone Group PLC	194,500	293,374
Whitbread PLC	1,787	54,942
Wise PLC, Class A(2)	7,015	84,476
		$30,437,757
Total Common Stocks (identified cost $112,548,560)		$208,418,941

Rights — 0.0%†

Security	Shares	Value
Italy — 0.0%†
Telecom Italia SpA, Exp. 4/30/26(2)	178,024	$ 2
		$ 2
Singapore — 0.0%†
CapitaLand Ascendas REIT, Exp. 4/15/26(2)	1,196	$ 122
		$ 122
Total Rights (identified cost $0)		$ 124

Short-Term Investments — 1.1%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(6)	403,035	$ 403,035
Total Affiliated Fund (identified cost $403,035)		$ 403,035
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(7)	1,905,420	$ 1,905,420
Total Securities Lending Collateral (identified cost $1,905,420)		$ 1,905,420
Total Short-Term Investments (identified cost $2,308,455)		$ 2,308,455

Total Investments — 100.2% (identified cost $114,857,015)	$210,727,520
Other Assets, Less Liabilities — (0.2)%	$ (329,929)
Net Assets — 100.0%	$210,397,591

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $7,648,422 and the total market value of the collateral received by the Fund was $7,877,869, comprised of cash of $1,905,420 and U.S. government and/or agencies securities of $5,972,449.
(2)	Non-income producing security.

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EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $2,298,324 or 1.1% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	24.3%
Industrials	19.4
Health Care	11.0
Information Technology	8.5
Consumer Discretionary	8.5
Consumer Staples	7.0
Materials	6.0
Energy	4.3
Communication Services	4.2
Utilities	4.1
Real Estate	1.8
Total	99.1%

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

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EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $2,356,803, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,831,141	$ —	$ —	$ —	$122,627	$1,953,768	$25,384	115,376
Short-Term Investments
Liquidity Fund, Institutional Class(1)	221,782	6,103,745	(5,922,492)	—	—	403,035	3,510	403,035
Total				$ —	$122,627	$2,356,803	$28,894

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$13,896,917	$ —	$13,896,917
Austria	—	680,938	—	680,938
Belgium	—	1,838,512	—	1,838,512
Denmark	—	3,443,170	—	3,443,170
Finland	—	2,508,344	—	2,508,344
France	—	19,698,590	—	19,698,590
Germany	—	18,828,221	—	18,828,221
Hong Kong	80,825	4,227,068	—	4,307,893
Ireland	—	974,073	—	974,073
Israel	527,798	1,798,844	—	2,326,642
Italy	—	6,928,607	—	6,928,607
Japan	—	47,840,150	—	47,840,150
Netherlands	500,692	12,323,600	—	12,824,292
New Zealand	—	439,892	—	439,892
Norway	—	1,632,646	—	1,632,646
Poland	—	36,506	—	36,506
Portugal	—	399,512	—	399,512
Singapore	425,897	3,135,388	—	3,561,285

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EAFE International Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Spain	$ —	$7,796,851	$ —	$7,796,851
Sweden	769,067	6,768,162	—	7,537,229
Switzerland	—	20,480,914	—	20,480,914
United Kingdom	182,791	30,254,966	—	30,437,757
Total Common Stocks	$2,487,070	$205,931,871(1)	$ —	$208,418,941
Rights	$ —	$124	$ —	$124
Short-Term Investments:
Affiliated Fund	403,035	—	—	403,035
Securities Lending Collateral	1,905,420	—	—	1,905,420
Total Investments	$4,795,525	$205,931,995	$ —	$210,727,520

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.